VITAL INTELLIGENCE ACQUISITION (Details Narrative)			9 Months Ended	12 Months Ended
	Aug. 19, 2021 CAD ($) shares	Mar. 25, 2021 CAD ($) $ / shares shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Reserve Quantities [Line Items]
Shares held in escrow | shares	900,000
Derivative financial liabilities	$ 4,797,717
Increase (decrease) in credit derivative, fair value				$ 694,230
Revenue				7,053,865	$ 4,363,511	$ 1,380,427
Profit (loss)				$ (16,202,972)	$ (8,015,813)	$ (11,095,057)
Vital Intelligence Inc [Member]
Reserve Quantities [Line Items]
Revenue			$ 115,369
Profit (loss)			$ 203,231
Escrow Agreement One [Member]
Reserve Quantities [Line Items]
Stock issued, shares | shares	300,000
Escrow Agreement Two [Member]
Reserve Quantities [Line Items]
Stock issued, shares | shares	300,000
Shares issued, amount	$ 2,000,000
Escrow Agreement Three [Member]
Reserve Quantities [Line Items]
Stock issued, shares | shares	300,000
Shares issued, amount	$ 4,000,000
Escrow Agreement Four [Member]
Reserve Quantities [Line Items]
Stock issued, shares | shares	300,000
Shares issued, amount	$ 6,000,000
Vital Intelligence Inc [Member]
Reserve Quantities [Line Items]
Number of shares issued | shares			1,200,000	1,200,000
Vital Intelligence Inc [Member] | Brand [Member]
Reserve Quantities [Line Items]
Royalty Percentage		0.0025
Royalty discount percentage		0.144
Vital Intelligence Inc [Member] | Software [Member]
Reserve Quantities [Line Items]
Royalty Percentage		0.050
Royalty discount percentage		0.144
Vital Intelligence Inc [Member] | Asset Purchase Agreement [Member]
Reserve Quantities [Line Items]
Payment to acquire assets		$ 500,000
Number of shares issued | shares		1,200,000
Explanation of nature and amount of significant transactions		the Company with each unit being comprised of one common share and one warrant (the “Acquisition”). Each warrant will entitle the holder to acquire one common share for a period of 24 months following closing for $13.35 and the Company will be able to accelerate the expiry date of the warrants after one year in the event the underlying common shares have a value of at least 30% greater than the exercise price of the warrants. The units will be held in escrow with 300,000 units being released at closing and the remainder to be released upon the Company reaching certain revenue milestones received from the purchased assets.
Warrant exercise price per share | $ / shares		$ 13.35
Warrant expiration term		1 year
Escrow deposit units | shares		300,000
Description for Number of Shares Issued		The units were issued on March 22, 2021
Vital Intelligence Inc [Member] | Asset Purchase Agreement [Member] | Maximum [Member]
Reserve Quantities [Line Items]
Final payment	250,000
Vital Intelligence Inc [Member] | Asset Purchase Agreement [Member] | Minimum [Member]
Reserve Quantities [Line Items]
Final payment	$ 227,984